INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2017
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

At June 30, 2017, June 30, 2016 and December 31, 2016, the Company had the following participation in investments that are recorded using the equity method:

	June 30, 2017	June 30, 2016	December 31, 2016
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	126,227	34,296	39,690	52,241
Non-current assets	1,035,580	320,093	308,941	406,546
Total assets	1,161,807	354,389	348,631	458,787
Current liabilities	112,524	28,020	32,373	52,131
Non-current liabilities	1,049,192	326,333	316,248	406,611
Total liabilities	1,161,716	354,353	348,621	458,742
Total stockholders’ equity	91	36	10	45

	As of December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	122,675	33,763	38,351	50,561
Non-current assets	1,094,442	335,229	326,562	432,651
Total assets	1,217,117	368,992	364,913	483,212
Current liabilities	107,026	25,512	29,280	52,234
Non-current liabilities	1,109,961	343,426	335,603	430,932
Total liabilities	1,216,987	368,938	364,883	483,166
Total stockholders’ equity	130	54	30	46

Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	38,987	10,879	11,614	16,494
Net operating revenues	38,987	10,879	11,614	16,494
Net income	13,855	3,382	3,730	6,743

	Six months ended June 30, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	40,565	11,112	11,738	17,715
Net operating revenues	40,565	11,112	11,738	17,715
Net income	14,322	3,520	3,350	7,452

	Year ended December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	80,269	22,088	23,292	34,889
Net operating revenues	80,269	22,088	23,292	34,889
Net income	27,765	6,778	6,424	14,563

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra-deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill Limited (“Seadrill”), a related party. In June 2013, SFL Deepwater transferred one of the rigs and the corresponding lease to SFL Hercules (see below). Accordingly, SFL Deepwater now holds one ultra-deepwater drilling rig which is leased to Seadrill Deepwater Charterer Ltd. In October 2013, SFL Deepwater entered into a $390.0 million five year term loan and revolving credit facility with a syndicate of banks, which was used in November 2013 to refinance the previous loan facility. At June 30, 2017, the balance outstanding under the new facility was $237.1 million, and the available amount under the revolving part of the facility was fully drawn. The Company guaranteed $75.0 million of this debt at June 30, 2017. In addition, the Company has given the banks a first priority pledge over all shares of SFL Deepwater and assigned all claims under a secured loan made by the Company to SFL Deepwater in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In the six months ended June 30, 2017, SFL Deepwater paid dividends of $3.4 million (six months ended June 30, 2016: $43.0 million; year ended December 31, 2016: $46.3 million).

SFL Hercules is a 100% owned subsidiary of Ship Finance, incorporated in January 2012 for the purpose of holding an ultra-deepwater drilling rig and leasing that rig to Seadrill Offshore AS, fully guaranteed by its parent company Seadrill. The rig was transferred, together with the corresponding lease, to SFL Hercules from SFL Deepwater in June 2013. In May 2013, SFL Hercules entered into a $375 million six year term loan and revolving credit facility with a syndicate of banks to partly finance its acquisition of the rig from SFL Deepwater. The facility was drawn in June 2013 and at June 30, 2017, the balance outstanding under this facility was $265.0 million. At June 30, 2017, the available amount under the revolving part of the facility was fully drawn. The Company guaranteed $70.0 million of this debt at June 30, 2017. In addition, the Company has given the banks a first priority pledge over all shares of SFL Hercules and assigned all claims under a secured loan made by the Company to SFL Hercules in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation at the end of the charter, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In the six months ended June 30, 2017, SFL Hercules paid dividends of $3.8 million (six months ended June 30, 2016: $22.0 million; year ended December 31, 2016: $25.1 million).

SFL Linus is a 100% owned subsidiary of Ship Finance, acquired in 2013 from North Atlantic Drilling Ltd (“NADL”), a related party. SFL Linus holds a harsh environment jack-up drilling rig which was delivered from the shipyard in February 2014 and immediately leased to North Atlantic Linus Charterer Ltd., fully guaranteed by its parent company NADL. In October 2013, SFL Linus entered into a $475 million five year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014, and at June 30, 2017, the balance outstanding under this facility was $332.5 million. At June 30, 2017, the available amount under the revolving part of the facility was fully drawn. The Company guaranteed $90.0 million of this debt at June 30, 2017. In addition, the Company has given the banks a first priority pledge over all shares of SFL Linus and assigned all claims under a secured loan made by the Company to SFL Linus in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. In February 2015, amendments were made to the lease, whereby Seadrill replaced NADL as lease guarantor. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, the charter includes a fixed price put option at expiry of the charter in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In the six months ended June 30, 2017, SFL Linus paid dividends of $7.3 million (six months ended June 30, 2016: $32.0 million; year ended December 31, 2016: $42.1 million).

SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. These loan facilities contain financial covenants, with which both Ship Finance and Seadrill must comply. As at June 30, 2017, Ship Finance and Seadrill were in compliance with all of the covenants under these long-term debt facilities. In September 2017, Seadrill announced that it has entered into a restructuring agreement, which will be implemented by way of prearranged chapter 11 cases (the “Restructuring Plan” ). As part of the Restructuring Plan, the financial covenants on Seadrill will be replaced by financial covenants on a newly established subsidiary of Seadrill, who will also act as guarantor for the obligations under the leases for the three drilling units. If the Restructuring Plan is terminated or not approved by the court, there is a risk that the Company, will not be in compliance with the applicable loan covenants and the outstanding amounts under the long-term debt facilities may become due and payable. (See also Note18: Subsequent Events).